FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 610255
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value
The following table sets forth by level, within the fair value hierarchy, the Plan’s and the Master Trust’s assets and liabilities at fair value as of December 31, 2025:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Plan’s investments, excluding interest in Master Trust:
Participant-directed brokerage account	$122,660,701	$—	$—	$122,660,701
Common stocks	31,302,320	—	—	31,302,320
Total Plan’s investments, at fair value	$153,963,021	$—	$—	$153,963,021

Master Trust’s investments:
Common stocks	$177,004,219	$—	$—	$177,004,219
Preferred stocks	911,625	—	—	911,625
Fixed income securities
Government bonds	—	25,137	—	25,137
Total Master Trust investment assets	177,915,844	25,137	—	177,940,981

Master Trust investments measured at net asset value[1]:
Common collective trusts				2,593,515,672

Total Master Trust assets, at fair value	$177,915,844	$25,137	$—	$2,771,456,653
1.In accordance with "Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share or its Equivalent," certain investments reported at fair value using the net asset value practical expedient have been excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the total plan investments/master trust investments at fair value.
The following table sets forth by level, within the fair value hierarchy, the Plan’s and the Master Trust’s assets and liabilities at fair value as of December 31, 2024:

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Plan’s investments, excluding interest in Master Trust:
Participant-directed brokerage account	$106,865,384	$—	$—	$106,865,384
Company common stock	37,881,971	—	—	37,881,971
Total Plan’s investments, at fair value	$144,747,355	$—	$—	$144,747,355

Master Trust’s investments:
Common stocks	$627,105,706	$—	$—	$627,105,706
Preferred stocks	701,559	—	—	701,559
Fixed income securities
Government bonds	—	18,117	—	18,117
Exchange traded funds	1,592,379	—	—	1,592,379
Total Master Trust investment assets	629,399,644	18,117	—	629,417,761

Master Trust investments measured at net asset value[1]:
Common collective trusts				2,073,503,654

Total Master Trust assets, at fair value	$629,399,644	$18,117	$—	$2,702,921,415
1.In accordance with "Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share or its Equivalent," certain investments reported at fair value using the net asset value practical expedient have been excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the total master trust investments at fair value.
The following summarizes CCTs solely held by the Master Trust as of December 31, 2025 and by the Plan and the Master Trust as of December 31, 2024. CCTs are measured at fair value based on net asset value per share as of December 31, 2025 and 2024. Redemption for common collective trusts is permitted daily and there are no unfunded commitments.

	Fair Value		Redemption Notice Period
	December 31, 2025	December 31, 2024
Connor, Clark & Lunn Collective Investment Trust - Q International Equity CIF Class M	74,127,151	52,322,728	N/A - no required redemption notice period
Frontier Small Cap Growth Fund	30,708,037	—	By 1:00PM CT on valuation date
Loomis Sayles Core Plus Fixed Income Fund Class B	35,575,275	—	By 1:00PM CT on valuation date
Loomis Sayles Core Plus Fixed Income Fund	—	36,411,643	By 4:00PM ET on valuation date
MFS Heritage Trust Company Collective Investment Trust International Growth Fund Class 7	55,973,587	40,040,172	N/A - no required redemption notice period
Northern Trust Collective Aggregate Bond Index Fund - Tier H	335,754,052	293,849,494	By 9:30AM CT on valuation date
Northern Trust Collective All Country World Ex-US Investment Market Index Fund - Lending	277,760,856	262,638,073	By 9:30AM CT one business day prior to valuation date
Northern Trust Collective Extended Equity Market Index Fund	274,893,216	—	By 9:30AM CT on valuation date
Northern Trust Collective Government Short Term Investment Fund	14,184,727	25,858,195	By 2:00PM CT on valuation date
Northern Trust Collective Russell 2000 Index Fund - Non-Lending	—	135,811,638	By 9:30AM CT on valuation date
Northern Trust Collective S&P 400® Index Fund - Non-Lending	—	169,546,082	By 9:30AM CT on valuation date
Northern Trust Collective S&P 500® Index Fund - Non-Lending	—	16,252,970	By 9:30AM CT on valuation date
Northern Trust Collective S&P 500® Index Fund - Lending	1,254,700,884	951,044,249	By 9:30AM CT on valuation date
Northern Trust Collective Tips Index Funds - Lending Tier J	16,772,178	17,555,081	By 9:30AM CT on valuation date
Northern Trust Collective U.S. Real Estate Index Fund - Non-Lending	28,745,865	28,250,527	By 9:30AM CT on valuation date
Premier Advisor II - River Road Small Mid Cap Value II Fund Class C	51,728,285	—	By 1:00PM CT on valuation date
Wellington CIF II Core Bond Plus S4	35,383,536	36,447,160	By 4:00PM ET on valuation date
Wellington Tr Co Natl Assn Multiple SMID Cap Research Equity Fund	66,825,782	—	By 1:00PM CT on valuation date
William Blair Small Mid Cap Growth Collective Investment Fund Class 5	29,904,850	—	By 1:00PM CT on valuation date
Wilmington Trust Collective Investment Trust RBC Emerging Markets Equity	10,477,391	7,475,642	N/A - no required redemption notice period
	$2,593,515,672	$2,073,503,654